Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials	$ 161,911	$ 110,367
Work in progress	39,744	56,841
Finished goods	145,839	102,774
Total inventories	$ 347,494	$ 269,982